Interest expense (Tables)	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Interest expense on long-term debt	(1,148)	(1,088)
Interest expense on other debt	(126)	(57)
Capitalized interest	128	63
Total interest expense	(1,146)	(1,082)